INVESTMENTS IN SUBSIDIARIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in subsidiaries
Dividend restrictions	$ 236	$ 231
Maximum
Investments in subsidiaries
Proportion of ownership interest in subsidiary	50.00%